Commitments And Contingencies (Narrative) (Details) (USD $)	0 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended
	Feb. 28, 2013	Oct. 28, 2011 renewal_options sqft	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2014 settled_cases	Nov. 23, 2011	Apr. 27, 2012	Jan. 31, 2015 sqft	Feb. 20, 2015 Pending_Cases
Commitments And Contingencies [Line Items]
Reserve for loss contingencies			$ 1,710,000,000				$ 1,710,000,000
Current portion of legal settlement accrual			1,443,114,000	215,644,000			1,443,114,000
Change in estimate of litigation liability			0	50,400,000	0
Lawsuit filing period	45 days		45 days
Stay of approval period, Hatch-Waxman Act	30 months		30 months
Lease agreement, area of office space (in square feet)		300,000
Lease Agreement, Duration of Option to Lease Additional Area Under Lease Agreement		4 years
Maximum Additional Area Under The Lease Agreement		150,000
Term Of Lease agreement		12 years
Lease Agreement, Number Of Renewal Options		3
Additional Period Of Renewal For Lease Agreement		60 months
Direct Financing Lease, Monthly Rent Expense					500,000
Increase In Lease Rate During Subsequent Years, Percentage		2.25%
Direct Financing Lease Obligations			49,900,000				49,900,000
Operating Leases, Rent Expense, Net			8,500,000	18,700,000	14,200,000
Accounts Payable
Commitments And Contingencies [Line Items]
Direct Financing Lease Obligations			3,900,000				3,900,000
Other Liabilities
Commitments And Contingencies [Line Items]
Direct Financing Lease Obligations			46,000,000				46,000,000
Subsequent Event
Commitments And Contingencies [Line Items]
Area of Real Estate Property										60,000
Vaginal mesh cases
Commitments And Contingencies [Line Items]
Reserve for loss contingencies			1,655,195,000	520,000,000			1,655,195,000
Loss Contingency, Reduction Factor, Percentage			20.00%				20.00%
Current portion of legal settlement accrual			1,390,000,000				1,390,000,000
Settlement Funds			485,229,000	11,518,000			485,229,000
Watson Settlement Agreement
Commitments And Contingencies [Line Items]
Estimated litigation liability			0				0
Change in estimate of litigation liability			0	50,400,000
MCP cases | Subsequent Event
Commitments And Contingencies [Line Items]
Pending claims, number											600
Propoxyphene cases | Subsequent Event
Commitments And Contingencies [Line Items]
Pending claims, number											47
Testosterone Cases | Subsequent Event
Commitments And Contingencies [Line Items]
Pending claims, number											230
Department of Health and Human Services Subpoena and Related Matters
Commitments And Contingencies [Line Items]
Litigation settlement, amount						1,400,000
AMS | Vaginal mesh cases
Commitments And Contingencies [Line Items]
Product liability accrual, period expense			1,660,000,000				1,660,000,000
Loss contingency, claims settled, number							45,400
Ventiv Agreement
Commitments And Contingencies [Line Items]
Costs and Expenses, Related Party				15,100,000	37,200,000
Grunenthal Agreement
Commitments And Contingencies [Line Items]
License And Supply Payment Period			45 days
Additional milestone payment recognized			32,900,000	35,300,000	35,700,000
Voltaren Gel Agreement
Commitments And Contingencies [Line Items]
Amount Of Purchase Made Pursuant To Long Term Purchase Agreement			55,000,000	50,200,000	34,000,000
Teikoku Seiyaku Co Ltd
Commitments And Contingencies [Line Items]
Amount Of Purchase Made Pursuant To Long Term Purchase Agreement			45,100,000	167,000,000	179,500,000
Japanese Facilities For Commercial Sale in the United States			2
Termination Of Agreement Notice Period			45 days
License Agreement, Royalty Rate, Percentage of Net Sales								6.00%
Payments for royalties			19,100,000	35,000,000	55,700,000
Royalty payable			19,100,000				19,100,000
Noramco, Inc.
Commitments And Contingencies [Line Items]
Long Term Purchase Commitment Renewal Period			1 year
Long Term Purchase Commitment Term									4 years
Automatic Renewal Provision For Unlimited Successive Periods									1 year
Purchased Amount			76,000,000	66,100,000	52,900,000
Sharp Corporation [Member]
Commitments And Contingencies [Line Items]
Termination Of Agreement Notice Period			90 days
Long Term Purchase Commitment Renewal Period			1 year
Purchased Amount			2,000,000	7,800,000	9,500,000
Ups Supply Chain Solutions
Commitments And Contingencies [Line Items]
Initial Term Of Agreement Extended Date			Mar. 31, 2015
Watson Laboratories, Inc
Commitments And Contingencies [Line Items]
Percentage of royalty rate of gross sales (percent)			25.00%
Royalty revenue			$ 51,300,000	$ 58,700,000